UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche CROCI® International Fund
(formerly Deutsche International Fund)
	Shares	Value ($)
Common Stocks 97.3%
Australia 4.9%
BHP Billiton Ltd.	565,646	14,621,578
Origin Energy Ltd.	1,316,212	13,729,491
Woodside Petroleum Ltd.	476,326	14,499,205

(Cost $51,400,803)		42,850,274
Austria 1.8%
OMV AG (Cost $21,966,810)	538,586	15,546,215
Denmark 1.8%
A P Moller-Maersk AS "B" (Cost $17,185,364)	7,388	15,378,856
Finland 2.1%
Fortum Oyj (Cost $16,681,105)	744,225	18,669,056
France 7.8%
Cie Generale des Etablissements Michelin	200,583	18,471,066
GDF Suez	732,908	18,063,508
Sanofi	159,211	15,398,186
Total SA	298,526	16,592,941

(Cost $72,908,383)		68,525,701
Germany 10.6%
Continental AG	88,363	18,596,161
E.ON SE	1,019,587	18,080,393
Hochtief AG	231,561	17,435,422
K+S AG (Registered)	644,523	19,360,115
Merck KGaA	189,485	18,874,870

(Cost $96,534,446)		92,346,961
Hong Kong 2.0%
CLP Holdings Ltd. (Cost $15,894,329)	2,009,449	17,455,827
Japan 20.2%
Asahi Kasei Corp.	2,101,835	18,281,565
Bridgestone Corp.	513,459	17,654,718
Daiichi Sankyo Co., Ltd.	1,076,555	15,874,513
Denso Corp.	369,462	17,263,288
Kyocera Corp.	391,526	19,178,388
Nitto Denko Corp.	314,124	16,583,555
Otsuka Holdings Co., Ltd.	486,466	15,385,827
Sekisui House Ltd.	1,390,549	18,748,185
Sumitomo Metal Mining Co., Ltd.	1,278,207	19,577,830
Toyota Industries Corp.	364,944	18,273,566

(Cost $164,134,446)		176,821,435
Luxembourg 1.7%
Tenaris SA (Cost $18,045,054)	875,472	14,446,707
Netherlands 6.3%
Koninklijke (Royal) KPN NV	5,515,890	18,289,723
Koninklijke Ahold NV	1,051,123	18,567,814
Koninklijke DSM NV	280,312	18,427,840

(Cost $57,574,790)		55,285,377
Norway 1.6%
Statoil ASA (a) (Cost $18,928,519)	728,512	13,849,376
Singapore 3.9%
Keppel Corp., Ltd.	2,274,907	15,708,976
Singapore Airlines Ltd.	2,184,933	18,060,330

(Cost $36,298,868)		33,769,306
Sweden 2.1%
Telefonaktiebolaget LM Ericsson "B" (Cost $18,587,494)	1,479,627	18,639,541
Switzerland 7.5%
Novartis AG (Registered)	186,457	18,042,551
Swatch Group AG (Bearer)	35,555	17,555,302
Syngenta AG (Registered)	55,309	18,220,564
Transocean Ltd. (a) (b)	583,296	12,255,049

(Cost $74,006,652)		66,073,466
United Kingdom 23.0%
Anglo American PLC	804,945	16,598,885
Antofagasta PLC	1,541,575	17,734,384
AstraZeneca PLC	239,296	17,851,836
Burberry Group PLC	697,672	17,975,988
Centrica PLC	3,563,350	15,842,430
easyJet PLC	724,284	18,676,158
GlaxoSmithKline PLC	746,546	17,315,184
Petrofac Ltd.	999,442	12,865,228
Rexam PLC	2,246,545	15,869,619
Rio Tinto PLC	349,711	16,305,014
Rolls-Royce Holdings PLC*	1,342,440	17,679,469
Smiths Group PLC	932,515	16,841,811

(Cost $229,118,350)		201,556,006

Total Common Stocks (Cost $909,056,654)		851,214,104
Preferred Stock 0.0%
United Kingdom
Rolls-Royce Holdings PLC "C"* (Cost $135,454)	84,390,030	131,986
Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 0.09% (c) (d) (Cost $14,076,575)	14,076,575	14,076,575
Cash Equivalents 5.3%
Central Cash Management Fund, 0.06% (c) (Cost $46,845,619)	46,845,619	46,845,619

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $970,114,302) †	104.2	912,268,284
Other Assets and Liabilities, Net	(4.2)	(36,843,254)

Net Assets	100.0	875,425,030

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $971,253,062.  At November 30, 2014, net unrealized depreciation for all securities based on tax cost was $58,984,778.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,701,100 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $86,685,878.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2014 amounted to $12,446,527, which is 1.4% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At November 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	54,455,000	USD	46,445,214	12/30/2014	187,868	Merrill Lynch & Co., Inc.
AUD	1,869,000	USD	1,589,155	12/31/2014	1,514	Societe Generale
DKK	1,928,000	USD	322,597	12/30/2014	128	Societe Generale
EUR	7,477,000	USD	9,309,538	12/31/2014	4,415	Societe Generale
GBP	119,544,000	USD	187,351,748	12/30/2014	415,958	Merrill Lynch & Co., Inc.
GBP	4,542,000	USD	7,121,992	12/31/2014	19,483	Societe Generale
HKD	4,675,000	USD	602,979	12/31/2014	152	Societe Generale
JPY	719,180,000	USD	6,084,845	12/30/2014	20,830	Societe Generale
JPY	19,569,257,000	USD	165,614,494	12/30/2014	609,544	Merrill Lynch & Co., Inc.
NOK	105,889,000	USD	15,528,990	12/30/2014	493,065	Merrill Lynch & Co., Inc.
SEK	4,831,000	USD	649,980	12/30/2014	1,934	Societe Generale
SEK	120,078,000	USD	16,126,727	12/30/2014	19,080	Merrill Lynch & Co., Inc.
Total unrealized appreciation					1,773,971

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CHF	46,474,000	USD	48,084,842	12/30/2014	(58,778)	Merrill Lynch & Co., Inc.
CHF	1,809,000	USD	1,873,776	12/31/2014	(213)	Societe Generale
DKK	91,209,000	USD	15,252,622	12/30/2014	(2,628)	Merrill Lynch & Co., Inc.
EUR	201,341,000	USD	250,489,345	12/30/2014	(79,440)	Merrill Lynch & Co., Inc.
HKD	110,962,000	USD	14,305,568	12/30/2014	(2,638)	Merrill Lynch & Co., Inc.
SGD	40,988,000	USD	31,427,454	12/30/2014	(13,259)	Merrill Lynch & Co., Inc.
SGD	1,423,000	USD	1,090,580	12/31/2014	(962)	Societe Generale
Total unrealized depreciation					(157,918)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At November 30, 2014 the Deutsche International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Materials	191,762,489	22.5%
Consumer Discretionary	144,538,274	17.0%
Industrials	119,913,008	14.1%
Health Care	118,742,967	13.9%
Energy	113,784,212	13.4%
Utilities	88,111,214	10.3%
Information Technology	37,817,929	4.4%
Consumer Staples	18,567,814	2.2%
Telecommunication Services	18,289,723	2.2%
Total	851,527,630	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$42,850,274	$—	$42,850,274
Austria	—	15,546,215	—	15,546,215
Denmark	—	15,378,856	—	15,378,856
Finland	—	18,669,056	—	18,669,056
France	—	68,525,701	—	68,525,701
Germany	—	92,346,961	—	92,346,961
Hong Kong	—	17,455,827	—	17,455,827
Japan	—	176,821,435	—	176,821,435
Luxembourg	—	14,446,707	—	14,446,707
Netherlands	—	55,285,377	—	55,285,377
Norway	—	13,849,376	—	13,849,376
Singapore	—	33,769,306	—	33,769,306
Sweden	—	18,639,541	—	18,639,541
Switzerland	12,255,049	53,818,417	—	66,073,466
United Kingdom	—	201,556,006	—	201,556,006
Preferred Stocks (e)	131,986	—	—	131,986
Short-Term Investments (e)	60,922,194	—	—	60,922,194
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	1,773,971	—	1,773,971

Total	$73,309,229	$840,733,026	$—	$914,042,255

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(157,918)	$—	$(157,918)

Total	$—	$(157,918)	$—	$(157,918)

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$1,616,053

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015